[CHAPMAN AND CUTLER LETTERHEAD]

July 17, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1220 and under the Investment Company Act of 1940, as amended, Amendment No. 1221 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator Equity Defined Protection ETF – 1 Yr August, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

The Registrant has indicated to the Staff that it would revise the previously filed series Innovator Equity Defined Protection ETF – 1 Yr January to become the Innovator Equity Defined Protection ETF – 1 Yr August in connection with its decision to bring additional series of this strategy. Accordingly, this filing amends the previously filed series to update the name of the Fund, the Outcome Period and make certain revisions to the disclosure in accordance with comments received from the Staff of the Commission. The Registrant will separately request that the Commission grant the effectiveness of this Post-Effective Amendment to the Amended Registration Statement to become effective on July 29, 2024, and will file a correspondence for the request pursuant to Rule 461 of the General Rules and Conditions of the Commission under the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures